Quarterly Report
August 31, 2020
MFS®  International Intrinsic Value Fund
FGI-Q1

Portfolio of Investments
8/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 92.1%
Airlines – 0.6%
Ryanair Holdings PLC, ADR (a)	2,174,465	$175,914,218
Alcoholic Beverages – 5.1%
Diageo PLC	14,647,642	$491,366,033
Heineken N.V.	3,726,118	344,875,470
Pernod Ricard S.A.	3,864,779	661,826,979
		$1,498,068,482
Apparel Manufacturers – 0.9%
Compagnie Financiere Richemont S.A.	2,295,541	$151,757,874
LVMH Moet Hennessy Louis Vuitton SE	239,588	112,306,384
		$264,064,258
Automotive – 0.7%
Compagnie Generale des Etablissements Michelin	797,979	$90,103,634
Knorr-Bremse AG	945,407	120,130,907
		$210,234,541
Biotechnology – 1.2%
Novozymes A.S.	5,761,658	$340,934,161
Brokerage & Asset Managers – 0.6%
Euronext N.V.	1,342,675	$163,112,251
Business Services – 6.9%
Compass Group PLC	10,725,195	$174,981,927
Experian PLC	9,104,362	339,550,157
Intertek Group PLC	3,922,109	308,071,597
Nomura Research Institute Ltd.	9,718,254	258,657,962
Secom Co. Ltd.	4,384,900	414,288,072
SGS S.A.	158,729	410,540,851
Sohgo Security Services Co. Ltd.	2,365,500	110,510,330
		$2,016,600,896
Chemicals – 3.6%
Givaudan S.A.	251,639	$1,055,049,295
Computer Software – 10.3%
ANSYS, Inc. (a)	2,252,972	$763,780,038
Cadence Design Systems, Inc. (a)	12,605,811	1,398,110,498
Dassault Systemes S.A.	1,477,000	278,222,970
OBIC Co. Ltd.	1,767,800	313,619,053
SAP SE	1,637,882	269,808,397
		$3,023,540,956
Computer Software - Systems – 2.7%
Amadeus IT Group S.A.	7,920,098	$443,367,535
Descartes Systems Group, Inc. (a)	1,418,135	86,533,035
Wix.com Ltd. (a)	873,860	257,465,372
		$787,365,942
Construction – 0.6%
Geberit AG	283,134	$163,061,630

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 10.8%
Colgate-Palmolive Co.	7,513,886	$595,550,604
Kao Corp.	7,520,000	572,901,667
Kobayashi Pharmaceutical Co. Ltd. (h)	4,218,200	375,461,520
KOSE Corp.	385,800	45,154,841
L'Oréal	2,001,620	661,412,638
Reckitt Benckiser Group PLC	6,702,947	672,908,380
ROHTO Pharmaceutical Co. Ltd. (h)	7,438,100	236,665,222
		$3,160,054,872
Electrical Equipment – 7.4%
Halma PLC	8,780,737	$260,341,094
Legrand S.A.	6,385,839	532,675,892
OMRON Corp.	4,097,400	299,790,728
Schneider Electric SE	6,556,638	811,777,880
Spectris PLC	4,927,207	167,032,227
Yokogawa Electric Corp.	6,414,200	104,531,106
		$2,176,148,927
Electronics – 8.3%
Analog Devices, Inc.	4,064,058	$475,007,099
DISCO Corp.	340,600	79,138,384
Hirose Electric Co. Ltd. (h)	2,798,200	316,602,166
Infineon Technologies AG	1,354,726	37,441,904
Samsung Electronics Co. Ltd.	8,234,764	374,338,965
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,953,477	947,313,052
Texas Instruments, Inc.	1,437,111	204,285,329
		$2,434,126,899
Engineering - Construction – 0.9%
IMI PLC (h)	17,816,267	$251,257,704
Food & Beverages – 10.8%
Chocoladefabriken Lindt & Sprungli AG	3,300	$28,091,709
Danone S.A.	5,637,697	370,698,843
Ezaki Glico Co. Ltd.	3,226,000	137,062,739
ITO EN Ltd. (h)	7,005,700	423,265,788
Kerry Group PLC	1,732,358	227,404,070
Nestle S.A.	12,127,243	1,456,422,922
Nissan Foods Holdings Co. Ltd.	1,088,100	108,897,323
Toyo Suisan Kaisha Ltd. (h)	7,489,500	425,688,429
		$3,177,531,823
Insurance – 0.3%
Hiscox Ltd. (a)	8,130,299	$86,228,122
Internet – 0.8%
Alphabet, Inc., “A” (a)	146,362	$238,501,270
Machinery & Tools – 5.1%
Epiroc AB, “A”	7,059,064	$105,072,313
GEA Group AG	5,501,734	200,641,535
Nordson Corp.	1,400,017	261,089,170
Schindler Holding AG	610,397	162,804,045
SMC Corp.	583,500	318,648,551
Spirax-Sarco Engineering PLC	3,105,172	425,253,443
Wartsila Oyj Abp (l)	4,198,220	35,891,257
		$1,509,400,314

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 0.7%
Svenska Handelsbanken AB, “A” (a)	8,433,125	$84,840,174
UBS Group AG	10,378,598	126,123,015
		$210,963,189
Medical Equipment – 3.1%
EssilorLuxottica (a)	1,115,537	$149,230,465
Nihon Kohden Corp. (h)	7,699,000	263,502,573
Shimadzu Corp.	7,919,200	236,645,121
Terumo Corp.	6,762,100	274,406,321
		$923,784,480
Oil Services – 0.2%
Core Laboratories N.V. (h)(l)	2,324,373	$48,649,127
Other Banks & Diversified Financials – 1.1%
Chiba Bank Ltd.	11,070,600	$57,304,505
Hachijuni Bank Ltd.	10,860,600	41,923,094
Julius Baer Group Ltd.	1,588,571	76,093,948
Jyske Bank A.S. (a)	1,378,788	41,169,233
Mebuki Financial Group, Inc.	18,289,470	44,260,566
North Pacific Bank Ltd.	16,279,800	34,191,904
Sydbank A.S. (a)	1,828,242	30,745,968
		$325,689,218
Pharmaceuticals – 1.2%
Santen Pharmaceutical Co. Ltd.	19,004,600	$362,633,212
Precious Metals & Minerals – 2.0%
Agnico-Eagle Mines Ltd.	2,062,465	$170,044,456
Franco-Nevada Corp.	2,748,706	413,396,447
		$583,440,903
Real Estate – 3.4%
Deutsche Wohnen SE	8,005,892	$426,483,088
LEG Immobilien AG	926,771	136,320,917
TAG Immobilien AG	4,716,115	140,924,536
Vonovia SE	3,915,256	280,336,286
		$984,064,827
Specialty Chemicals – 2.8%
Croda International PLC	1,246,644	$98,320,636
Kansai Paint Co. Ltd.	5,205,200	123,962,121
Sika AG	840,651	201,432,609
Symrise AG	2,837,881	391,319,988
		$815,035,354
Total Common Stocks		$26,985,456,871
Preferred Stocks – 2.3%
Consumer Products – 2.3%
Henkel AG & Co. KGaA	6,564,645	$670,270,218
Investment Companies (h) – 5.2%
Money Market Funds – 5.2%
MFS Institutional Money Market Portfolio, 0.1% (v)	1,513,044,080	$1,513,044,080

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.1% (j)	464,782	$464,782

Other Assets, Less Liabilities – 0.4%		124,487,934
Net Assets – 100.0%		$29,293,723,885
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,854,136,609 and $25,315,099,342, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
JPY	Japanese Yen
Derivative Contracts at 8/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	605,719,016	JPY	63,683,722,500	HSBC Bank	2/19/2021	$2,791,627
Liability Derivatives
USD	602,786,423	JPY	63,683,722,500	HSBC Bank	2/19/2021	$(140,967)
USD	56,709,871	JPY	5,991,965,000	Morgan Stanley Capital Services, Inc.	2/19/2021	(19,222)
						$(160,189)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$2,916,273,301	$3,063,439,997	$—	$5,979,713,298
United States	3,984,973,135	—	—	3,984,973,135
Switzerland	3,831,377,898	—	—	3,831,377,898
France	3,831,367,936	—	—	3,831,367,936
United Kingdom	3,275,311,320	—	—	3,275,311,320
Germany	2,673,677,776	—	—	2,673,677,776
Taiwan	947,313,052	—	—	947,313,052
Canada	669,973,938	—	—	669,973,938
Spain	443,367,535	—	—	443,367,535
Other Countries	2,018,651,201	—	—	2,018,651,201
Mutual Funds	1,513,508,862	—	—	1,513,508,862
Total	$26,105,795,954	$3,063,439,997	$—	$29,169,235,951
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$2,791,627	$—	$2,791,627
Forward Foreign Currency Exchange Contracts – Liabilities	—	(160,189)	—	(160,189)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At August 31, 2020, the value of securities loaned was $13,193,392. These loans were collateralized by cash of $464,782 and U.S. Treasury Obligations (held by the lending agent) of $13,361,741.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Core Laboratories N.V.	$47,901,362	$—	$1,029,366	$(4,274,909)	$6,052,040	$48,649,127
Hirose Electric Co. Ltd.	340,339,867	—	6,262,562	(1,082,522)	(16,392,617)	316,602,166
IMI PLC	202,609,414	—	4,771,065	(760,828)	54,180,183	251,257,704
ITO EN Ltd.	409,171,070	—	7,941,882	2,326,608	19,709,992	423,265,788
Kobayashi Pharmaceutical Co. Ltd.	382,700,357	—	7,143,850	4,621,954	(4,716,941)	375,461,520
MFS Institutional Money Market Portfolio	1,532,254,924	1,256,220,324	1,275,300,906	(54,054)	(76,208)	1,513,044,080
Nihon Kohden Corp.	261,575,460	—	5,115,955	1,358,136	5,684,932	263,502,573
ROHTO Pharmaceutical Co. Ltd.	218,546,859	14,711,599	4,666,804	50,841	8,022,727	236,665,222
Toyo Suisan Kaisha Ltd.	398,493,013	—	8,399,416	2,750,120	32,844,712	425,688,429
	$3,793,592,326	$1,270,931,923	$1,320,631,806	$4,935,346	$105,308,820	$3,854,136,609
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Core Laboratories N.V.	$20,136	$—
Hirose Electric Co. Ltd.	—	—
IMI PLC	8,042,707	—
ITO EN Ltd.	956	—
Kobayashi Pharmaceutical Co. Ltd.	1,222,464	—
MFS Institutional Money Market Portfolio	538,550	—
Nihon Kohden Corp.	—	—
ROHTO Pharmaceutical Co. Ltd.	—	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
Toyo Suisan Kaisha Ltd.	$—	$—
	$9,824,813	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2020, are as follows:
Japan	20.4%
United States	19.2%
Switzerland	13.1%
France	13.1%
United Kingdom	11.2%
Germany	9.1%
Taiwan	3.2%
Canada	2.3%
Spain	1.5%
Other Countries	6.9%
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.